Scope of Consolidation, Subsidiaries and Other Equity Investments - Other Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
"SAP Kazakhstan" LLP, Almaty, Kazakhstan
SUBSIDIARIES
Ownership	100.00%
110405, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
Abakus Ukraine Limited Liability Company, Kyiv, Ukraine
SUBSIDIARIES
Ownership	100.00%
Ambin Properties (Proprietary) Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
AppGyver Inc., Indianapolis, IN, United States
SUBSIDIARIES
Ownership	100.00%
AppGyver Oy., Espoo, Finland
SUBSIDIARIES
Ownership	100.00%
Ariba Czech s.r.o., Prague, Czech Republic
SUBSIDIARIES
Ownership	100.00%
Ariba India Private Limited, Gurugram, India
SUBSIDIARIES
Ownership	100.00%
Ariba International Holdings, Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Baiza Capital Designated Activity Company, Dublin, Ireland
SUBSIDIARIES
Ownership	0.00%
Baiza Capital Italia s.r.l., Milan, Italy
SUBSIDIARIES
Ownership	0.00%
Baiza Capital LLC, Newark, NJ, United States
SUBSIDIARIES
Ownership	0.00%
Baiza Capital S.A., Luxembourg, Luxembourg
SUBSIDIARIES
Ownership	0.00%
Business Objects Option LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Business Objects Software Limited (Trading as SAP Solutions), Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
Callidus Software Inc., San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
CallidusCloud (India) Pvt. Ltd., Hyderabad, India
SUBSIDIARIES
Ownership	100.00%
Clarabridge Netherlands B.V., Amsterdam, the Netherlands
SUBSIDIARIES
Ownership	100.00%
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico
SUBSIDIARIES
Ownership	100.00%
Concur (Canada), Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
Concur Czech (s.r.o.), Prague, Czech Republic
SUBSIDIARIES
Ownership	100.00%
Concur (France) S.A.S., Levallois-Perret, France
SUBSIDIARIES
Ownership	100.00%
Concur (Germany) GmbH, Frankfurt am Main, Germany
SUBSIDIARIES
Ownership	100.00%
Concur (Japan) Ltd., Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%
Concur (Philippines) Inc., Makati City, Philippines
SUBSIDIARIES
Ownership	100.00%
Concur (Switzerland) GmbH, Zurich, Switzerland
SUBSIDIARIES
Ownership	100.00%
Concur Holdings (Netherlands) B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (Australia) Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (Hong Kong) Limited, Hong Kong, China
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (India) Private Limited, Bengaluru, India
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (Singapore) Pte. Ltd., Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Concur Technologies (UK) Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
ConTgo Consulting Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
ConTgo Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
Delos Cloud GmbH, Walldorf, Germany [Member]
SUBSIDIARIES
Ownership	100.00%
Emarsys eMarketing Systems GmbH, Vienna, Austria
SUBSIDIARIES
Ownership	100.00%
Emarsys letiim Sistemleri Tic. Ltd ti., Istanbul, Turkey
SUBSIDIARIES
Ownership	100.00%
Emarsys Interactive Services GmbH, Berlin, Germany
SUBSIDIARIES
Ownership	100.00%
Emarsys Limited, Hong Kong, China
SUBSIDIARIES
Ownership	100.00%
Emarsys North America, Inc., Indianapolis, IN, United States
SUBSIDIARIES
Ownership	100.00%
Emarsys Pte. Ltd., Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Emarsys Pty Ltd, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Emarsys S.A.S., Levallois-Perret, France
SUBSIDIARIES
Ownership	100.00%
Emarsys Schweiz GmbH, Zurich, Switzerland
SUBSIDIARIES
Ownership	100.00%
Emarsys UK Ltd, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
EMARSYS-Technologies Informatikai Szolgltat Kft., Budapest, Hungary
SUBSIDIARIES
Ownership	100.00%
FreeMarkets Ltda., Sao Paulo, Brazil
SUBSIDIARIES
Ownership	100.00%
LeanIX France S.A.R.L., Courbevoie, France
SUBSIDIARIES
Ownership	100.00%
LeanIX GmbH, Bonn, Germany
SUBSIDIARIES
Ownership	100.00%
LeanIX SI d.o.o., Ljubljana, Slovenia
SUBSIDIARIES
Ownership	100.00%
LeanIX UK Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
LeanIX US Holdings, Inc., Watertown, MA, United States
SUBSIDIARIES
Ownership	100.00%
LeanIX, B.V., Amsterdam, the Netherlands
SUBSIDIARIES
Ownership	100.00%
LeanIX, Inc., Houston, TX, United States
SUBSIDIARIES
Ownership	100.00%
LeadFormix, Inc., San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
LLC "SAP Labs", Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
LLC "SAP Ukraine", Kyiv, Ukraine
SUBSIDIARIES
Ownership	100.00%
Loyalsys Technologies Israel Ltd., Tel Aviv Yafo, Israel [Member]
SUBSIDIARIES
Ownership	100.00%
LXTECH India Private Limited, Hyderabad, India
SUBSIDIARIES
Ownership	100.00%
Outerjoin, Inc., San Ramon, CA, United States
SUBSIDIARIES
Ownership	100.00%
OutlookSoft Deutschland GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
PT SAP Indonesia, Jakarta, Indonesia
SUBSIDIARIES
Ownership	99.00%
Quadrem Africa Pty. Ltd., Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Quadrem Brazil Ltda., Rio de Janeiro, Brazil
SUBSIDIARIES
Ownership	100.00%
Quadrem Chile Ltda., Santiago de Chile, Chile
SUBSIDIARIES
Ownership	100.00%
Quadrem International Ltd., Hamilton, Bermuda
SUBSIDIARIES
Ownership	100.00%
Quadrem Netherlands B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Quadrem Overseas Cooperatief U.A., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
Quadrem Peru S.A.C., Lima, Peru
SUBSIDIARIES
Ownership	100.00%
SAP (Beijing) Software System Co., Ltd., Beijing, China
SUBSIDIARIES
Ownership	100.00%
SAP China Holding Co., Ltd., Beijing, China
SUBSIDIARIES
Ownership	100.00%
SAP Andina y del Caribe, C.A., Caracas, Venezuela
SUBSIDIARIES
Ownership	100.00%
SAP AZ LLC, Baku, Azerbaijan
SUBSIDIARIES
Ownership	100.00%
SAP Belgium - Systems, Applications and Products S.A., Brussels, Belgium
SUBSIDIARIES
Ownership	100.00%
SAP Beteiligungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Bulgaria EOOD, Sofia, Bulgaria
SUBSIDIARIES
Ownership	100.00%
SAP Chile Limitada, Santiago, Chile
SUBSIDIARIES
Ownership	100.00%
SAP CIS, LLC, Moscow, Russia
SUBSIDIARIES
Ownership	100.00%
SAP Colombia S.A.S., Bogot, D.C., Colombia
SUBSIDIARIES
Ownership	100.00%
SAP Costa Rica, S.A., San Jose, Costa Rica
SUBSIDIARIES
Ownership	100.00%
SAP CR, spol. s r.o., Prague, Czech Republic
SUBSIDIARIES
Ownership	100.00%
SAP Cyprus Limited, Strovolos, Cyprus
SUBSIDIARIES
Ownership	100.00%
SAP Danmark A/S, Copenhagen, Denmark
SUBSIDIARIES
Ownership	100.00%
SAP Dritte Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP drutvo s ogranienom odgovornou za digitalnu ekonomiju novog tisuljea, Zagreb, Croatia
SUBSIDIARIES
Ownership	100.00%
SAP East Africa Limited, Nairobi, Kenya
SUBSIDIARIES
Ownership	100.00%
SAP Egypt LLC, Cairo, Egypt
SUBSIDIARIES
Ownership	100.00%
SAP EMEA Inside Sales S.L., Barcelona, Spain
SUBSIDIARIES
Ownership	100.00%
SAP Erste Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Estonia OU, Tallinn, Estonia
SUBSIDIARIES
Ownership	100.00%
SAP Financial, Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
SAP Finland Oy, Espoo, Finland
SUBSIDIARIES
Ownership	100.00%
SAP Foreign Holdings GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP France Holding, Levallois-Perret, France
SUBSIDIARIES
Ownership	100.00%
SAP Global Marketing, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	100.00%
SAP Hellas S.A., Athens, Greece
SUBSIDIARIES
Ownership	100.00%
SAP Hong Kong Co., Ltd., Hong Kong, China
SUBSIDIARIES
Ownership	100.00%
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany
SUBSIDIARIES
Ownership	100.00%
SAP India (Holding) Pte. Ltd., Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
SAP International Panama, S.A., Panama City, Panama
SUBSIDIARIES
Ownership	100.00%
SAP International, Inc., Miami, FL, United States
SUBSIDIARIES
Ownership	100.00%
SAP Investments, Inc., Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
SAP Ireland Limited, Dublin, Ireland SAP Ireland US-Financial Services
SUBSIDIARIES
Ownership	100.00%
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%
SAP Israel Ltd., Ra'anana, Israel
SUBSIDIARIES
Ownership	100.00%
SAP Korea Ltd., Seoul, South Korea
SUBSIDIARIES
Ownership	100.00%
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
SUBSIDIARIES
Ownership	100.00%
SAP Labs France S.A.S., Mougins, France
SUBSIDIARIES
Ownership	100.00%
SAP Labs Israel Ltd., Ra'anana, Israel
SUBSIDIARIES
Ownership	100.00%
SAP Labs Korea, Inc., Seoul, South Korea
SUBSIDIARIES
Ownership	100.00%
SAP Latvia SIA, Riga, Latvia
SUBSIDIARIES
Ownership	100.00%
SAP Lietuva UAB, Vilnius, Lithuania
SUBSIDIARIES
Ownership	100.00%
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia
SUBSIDIARIES
Ownership	100.00%
SAP Middle East and Africa North Regional Headquarter Company, Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	100.00%
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
SAP Middle East FZ-LLC, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
SAP Nederland Holding B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%
SAP New Zealand Limited, Auckland, New Zealand
SUBSIDIARIES
Ownership	100.00%
SAP Norge AS, Oslo, Norway
SUBSIDIARIES
Ownership	100.00%
SAP North West Africa Ltd, Casablanca, Morocco
SUBSIDIARIES
Ownership	100.00%
SAP Osterreich GmbH, Vienna, Austria SAP PERU S.A.C., Lima, Peru
SUBSIDIARIES
Ownership	100.00%
SAP PERU S.A.C., Lima, Peru
SUBSIDIARIES
Ownership	100.00%
SAP Philippines, Inc., Taguig City, Philippines
SUBSIDIARIES
Ownership	100.00%
SAP Polska Sp. z o.o., Warsaw, Poland
SUBSIDIARIES
Ownership	100.00%
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Portals Israel Ltd., Ra'anana, Israel
SUBSIDIARIES
Ownership	100.00%
SAP Portugal - Sistemas, Aplicaes e Produtos Informticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal
SUBSIDIARIES
Ownership	100.00%
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Public Services, Inc., Washington, DC, United States
SUBSIDIARIES
Ownership	100.00%
SAP Puerto Rico GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Saudi Software Services Ltd, Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	100.00%
SAP Saudi Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	75.00%
SAP Sechste Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Siebte Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia
SUBSIDIARIES
Ownership	100.00%
SAP Slovensko s.r.o., Bratislava, Slovakia
SUBSIDIARIES
Ownership	100.00%
SAP Software and Services LLC, Doha, Qatar
SUBSIDIARIES
Ownership	49.00%
SAP Svenska Aktiebolag, Stockholm, Sweden
SUBSIDIARIES
Ownership	100.00%
SAP System Application and Products Asia Myanmar Limited., Yangon, Myanmar
SUBSIDIARIES
Ownership	100.00%
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand
SUBSIDIARIES
Ownership	100.00%
SAP Taiwan Co., Ltd., Taipei, Taiwan
SUBSIDIARIES
Ownership	100.00%
SAP Technologies Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
SAP Turkiye Yazilim Uretim ve Ticaret A.S., Istanbul, Turkey
SUBSIDIARIES
Ownership	100.00%
SAP Ventures Investment GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Vierte Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam
SUBSIDIARIES
Ownership	100.00%
SAP West Balkans d.o.o., Belgrade, Serbia
SUBSIDIARIES
Ownership	100.00%
SAP Zweite Beteiligungs- und Vermogensverwaltungs GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%
SAP.io Fund, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Fund Investments II Holdings, LLC, Austin, TX, United States
SUBSIDIARIES
Ownership	100.00%
Sapphire Fund Investments II, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Fund Investments III Holdings, LLC, Austin, TX, United States
SUBSIDIARIES
Ownership	100.00%
Sapphire Fund Investments III, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire SAP HANA Fund of Funds, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund I, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund II, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund III, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund IV, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund V L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund VI, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
Sapphire Ventures Fund Vii, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	0.00%
SAPV (Mauritius), Ebene, Mauritius
SUBSIDIARIES
Ownership	100.00%
SC SAP Romania SRL, Bucharest, Romania
SUBSIDIARIES
Ownership	100.00%
Shanghai SAP Cloud Technology Company, Ltd., Shanghai, China
SUBSIDIARIES
Ownership	100.00%
Signavio, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%
SuccessFactors (Philippines), Inc., Pasig City, Philippines
SUBSIDIARIES
Ownership	100.00%
SurveyVitals A Qualtrics Company, LLC, Wilmington, DE, United States
SUBSIDIARIES
Ownership	100.00%
Sybase Angola, LDA, Luanda, Angola
SUBSIDIARIES
Ownership	100.00%
Sybase, Inc., Dublin, CA, United States
SUBSIDIARIES
Ownership	100.00%
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	100.00%
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa
SUBSIDIARIES
Ownership	81.00%
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria
SUBSIDIARIES
Ownership	100.00%
Taulia (Shanghai) Smart Technology Co. Ltd., Shanghai, China
SUBSIDIARIES
Ownership	100.00%
Taulia Arabia LLC, Riyadh, Kingdom of Saudi Arabia
SUBSIDIARIES
Ownership	100.00%
Taulia Australia Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
Taulia Bulgaria EOOD, Sofia, Bulgaria
SUBSIDIARIES
Ownership	100.00%
Taulia GmbH, Dsseldorf, Germany
SUBSIDIARIES
Ownership	100.00%
Taulia LLC, San Francisco, CA, United States
SUBSIDIARIES
Ownership	96.00%
Taulia Singapore Pte. Ltd., Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
Taulia Trade Technology GmbH, Dsseldorf, Germany
SUBSIDIARIES
Ownership	100.00%
Taulia UK Ltd., London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
TRX Europe Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
TRX Technologies India Private Limited, Bengaluru, India
SUBSIDIARIES
Ownership	100.00%
TRX UK Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%
TRX, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	100.00%
Volume Integration, Inc., Reston, VA, United States
SUBSIDIARIES
Ownership	100.00%
WalkMe Australia Pty. Ltd., Sydney, Australia
SUBSIDIARIES
Ownership	100.00%
WalkMe Canada Ltd., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%
WalkMe Germany GmbH, Frankfurt am Main, Germany
SUBSIDIARIES
Ownership	100.00%
WalkMe K.K., Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%
WalkMe Ltd., Tel Aviv - Yafo, Israel
SUBSIDIARIES
Ownership	100.00%
WalkMe Middle East LLC - FZ, Dubai, United Arab Emirates
SUBSIDIARIES
Ownership	100.00%
WalkMe Singapore Pte. Ltd., Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%
WalkMe UK Limited, London, United Kingdom
SUBSIDIARIES
Ownership	100.00%
WalkMe, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	100.00%